FINANCIAL INSTRUMENTS - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS
Fair Value Of Embedded Derivative	$ (21,728,000)	$ 5,489,000
Expected dividends	0.00%	0.00%